E: lou@bevilacquapllc.com

T: 202.869.0888

W: bevilacquapllc.com

February 15, 2023

CONFIDENTIAL AND VIA EDGAR

Draft Registration Statement

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	CleanCore Solutions, Inc.
Confidential Submission of the Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, CleanCore Solutions, Inc., a Nevada corporation (the “Company”), we hereby submit a draft Registration Statement on Form S-l (the “Draft Registration Statement”) relating to the proposed initial public offering in the United States of the Company’s class B common stock.

The Draft Registration Statement is submitted via EDGAR to the Securities and Exchange Commission (the “Commission”) for review on a confidential basis pursuant to the Jumpstart Our Business Startups Act (the “JOBS Act”). The Company confirms that it is an “Emerging Growth Company” as defined in the JOBS Act and that it has not previously filed a registration statement under the Securities Act of 1933, as amended. The Company also confirms that it will publicly file the Registration Statement on Form S-l as least 15 days prior to any road show or, in the absence of a road show, at least 15 days prior to the requested effective date of the registration statement, and at least 15 days prior to the anticipated effective date of the registration statement for its listing on a national securities exchange

As an Emerging Growth Company, the Company has included in the Draft Registration Statement audited financial statements as of June 30, 2022 and 2021 and for the fiscal years then ended. The Company intends to amend the Draft Registration Statement, if necessary, to include all financial information required by Regulation S-X at the date of such amendment before distributing a preliminary prospectus to investors.

If you have any question regarding the Draft Registration Statement, please do not hesitate to contact me at 202-869-0888 (ext. 100) or lou@bevilacquapllc.com.

Very truly yours,

/s/ Louis A. Bevilacqua
Louis A. Bevilacqua

cc:	Matthew Atkinson, Chief Executive Officer
CleanCore Solutions, Inc.

1050 Connecticut Ave., NW, Suite 500

Washington, DC 20036